SUPPLEMENT DATED NOVEMBER 5, 2008
                  TO THE PROSPECTUSES DATED OCTOBER 6, 2008 FOR

                           PERSPECTIVE INVESTOR VUL(R)
                            ULTIMATE INVESTOR(R) VUL
                              JACKSON ADVISORSM VUL

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

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PROTECTOR TERM INSURANCE RIDER:

Effective November 3, 2008, the Protector Term Insurance Rider is no longer available. Please consult your sales representative regarding other term insurance coverage that we may have available.




(To be used with VC5825 Rev. 10/08, VC5884 Rev. 10/08 and VC5885 Rev. 10/08)


                                                                   JMU2487 11/08